UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                               -------------------

Check here if Amendment [  ]; Amendment Number: ______
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Contrarius Investment Management Limited
Address:        Sir Walter Raleigh House
                48-50 Esplanade, St. Helier
                Jersey JE1 4HH, Channel Islands

Form 13F File Number:   28-13714
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David Ibbotson
              ---------------------------------------------------------
Title:          Director
              ---------------------------------------------------------
Phone:          +44 1534 823 000
              ---------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson        St. Helier, Jersey, Channel Islands    May 12, 2010
------------------------  --------------------------------------- --------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F Information Table Entry Total:                  47
                                            ---------------------------

Form 13F Information Table Value Total:               $155,738
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:    None




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                                                      FORM 13F INFORMATION TABLE


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                                                                                                                 VOTING AUTHORITY

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NAME OF                 TITLE OF                  VALUE     SHRS OR          SH/ PUT/ INVESTMENT   OTHER       SOLE     SHARED NONE
ISSUER                   CLASS       CUSIP      (x$1000)    PRN AMT          PRN CALL DISCRETION  MANAGER

--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Warner Music Group        Com     934550104        16,198     2,344,181     SH          Sole         None   2,344,181
Corp.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


CBS Corp.                 Com     124857202        10,897       578,703     SH          Sole         None   578,703
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------

Comcast Corp.             Com     20030N101        10,158       728,713     SH          Sole         None   728,713
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


AllianceBernstein       Unit Ltd  01881G106         9,147       298,329     SH          Sole         None   298,329
Holding L.P.             Partn
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Gannett Co. Inc.          Com     364730101         8,296       490,109     SH          Sole         None   490,109
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Symantec Corp.            Com     871503108         7,943       480,785     SH          Sole         None   480,785
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


SuperValu Inc.            Com     868536103         7,511       450,277     SH          Sole         None   450,277
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


NVIDIA Corp.              Com     67066G104         6,605       379,601     SH          Sole         None   379,601
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


VeriSign Inc.             Com     92343E102         6,124       235,363     SH          Sole         None   235,363
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Hovnanian Enterprises     Com     442487203         5,659     1,300,911     SH          Sole         None   1,300,911
Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Time Warner Cable Inc.    Com     88732J207         5,219        97,904     SH          Sole         None   97,904
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Viacom Inc.               Com     92553P201         4,499       130,860     SH          Sole         None   130,860
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Valero Energy Corp.       Com     91913Y100         4,118       406,501     SH          Sole         None   406,501
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


ValueClick Inc.           Com     92046N102         4,006       203,333     SH          Sole         None   203,333
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Check Point Software      Com     M22465104         3,741       106,674     SH          Sole         None   106,674
Technology
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Websense Inc.             Com     947684106         3,676       161,460     SH          Sole         None   161,460
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Isle of Capri Casinos     Com     464592104         3,140       419,740     SH          Sole         None   419,740
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


United Online Inc.        Com     911268100         2,904       373,237     SH          Sole         None   373,237
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


InterDigital Inc.         Com     45867G101         2,652        95,173     SH          Sole         None   95,173
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


McClatchy Co.             Com     579489105         2,571        47,184     SH          Sole         None   47,184
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Journal                   Com     481130102         2,565        19,998     SH          Sole         None   19,998
Communications Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Computer Sciences         Com     205363104         2,413       405,496     SH          Sole         None   405,496
Corp.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Media Communications      Com     58446K105         2,409       490,581     SH          Sole         None   490,581
Corp.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


IBM                       Com     459200101         2,380       566,664     SH          Sole         None   566,664
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Fidelity National         Com     31620R105         2,374       112,400     SH          Sole         None   112,400
Financial Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Ceradyne Inc.             Com     156710105         2,355       158,920     SH          Sole         None   158,920
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


NASDAQ OMX Group          Com     631103108         2,318       106,997     SH          Sole         None   106,997
Inc./The
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Kroger Co.                Com     501044101         2,245        98,851     SH          Sole         None   98,851
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


DivX Inc.                 Com     255413106         2,012       280,949     SH          Sole         None   280,949
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


CSG Systems               Com     126349109         2,004        95,423     SH          Sole         None   95,423
International Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Sinclair Broadcast        Com     829226109         1,382       310,574     SH          Sole         None   310,574
Group Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Sappi Ltd.                ADR     803069202         1,335       262,870     SH          Sole         None   262,870
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Tessera Technologies      Com     88164L100         1,233        32,479     SH          Sole         None   32,479
Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


GigaMedia Ltd.            Com     Y2711Y104         1,217       381,399     SH          Sole         None   381,399
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


AngloGold Ashanti Ltd.    ADR     35128206          1,214        59,870     SH          Sole         None   59,870
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Gold Fields Ltd.          Com     38059T106           397        31,449     SH          Sole         None   31,449
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Wal-Mart Stores Inc.      Com     931142103           200         3,589     SH          Sole         None   3,589
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


RealNetworks Inc.         Com     75605L104           194        40,255     SH          Sole         None   40,255
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


MEMC Electronic           Com     552715104           132         8,609     SH          Sole         None   8,609
Materials Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Harmony Gold Mining       ADR     413216300           122        12,889     SH          Sole         None   12,889
Co., Ltd.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Synaptics Inc.            Com     87157D109           103         3,735     SH          Sole         None   3,735
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Medtronic Inc.            Com     585055106            65         1,446     SH          Sole         None   1,446
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Kraft Foods Inc.          Com     50075N104             2            65     SH          Sole         None   65
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Amedysis inc.             Com     23436108              2            33     SH          Sole         None   33
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Potash Corp. of           Com     73755L107             2            15     SH          Sole         None   15
Saskatchewan Inc.
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Biogen Idec Inc.          Com     09062X103             2            29     SH          Sole         None   29
--------------------------------- ------------ ------------------------- -----------------------------------------------------------
--------------------------------- ------------ ------------------------- -----------------------------------------------------------


Gilead Sciences Inc.      Com     375558103             1            19     SH          Sole         None   19
--------------------------------- ------------ ------------------------- ----------------------------------------------------------



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